Taxation (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 24, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Examination [Line Items]
Net operating losses carry forward		$ 77.5	$ 64.4
Net operating loss carry forward, not subject to expiration		48.6
Net operating loss carry forward, subject to expiration		29.0
Valuation allowance		107.1	90.1
Uncertain tax position		40.2	101.6	$ 43.7
Unrecognized tax benefits, accrued interest and penalties		4.0	16.4
Unrecognized tax benefits, interest and penalty expense/(benefit)		(12.4)	$ 8.4	$ 6.2
Unrecognized tax benefits, amount would have favorable impact if recognized		44.2
Ghana tax authorities | Subsequent Event
Income Tax Examination [Line Items]
Possible loss from adverse outcome	$ 43.0
Net operating losses carry forward
Income Tax Examination [Line Items]
Valuation allowance		77.5
Interest carry forward
Income Tax Examination [Line Items]
Valuation allowance		$ 29.6